Accounts Receivable, Net (Details) - Schedule of Allowance of Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the period	$ 4,780	$ 21,635
Addition	404,595	45,649
Write-off		(61,734)
Foreign exchange translation	(13,579)	(770)
Balance at end of the year	$ 395,796	$ 4,780